LONG TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
LONG TERM BANK LOANS [Abstract]
Schedule of Long Term Bank Loans

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due August 8, 2013, guaranteed by ZFX, collateral by Fixes assets	CCB Jiu Jiang Branch	7.31%	4,438,386	4,718,094
Total long-term bank loans			4,438,386	4,718,094
Less: current portion			4,438,386	-
Long-term bank loans, less current portion			$-	$4,718,094